Document and Entity Information (USD $)	9 Months Ended
Apr. 30, 2012
Document and Entity Information
Entity Registrant Name	Medora Corp.
Document Type	10-Q
Document Period End Date	Apr 30, 2012
Amendment Flag	true
Amendment Description	XBRL
Entity Central Index Key	0001499274
Current Fiscal Year End Date	--07-31
Entity Common Stock, Shares Outstanding	62,054,600
Entity Public Float	$ 0
Entity Filer Category	Smaller Reporting Company
Entity Current Reporting Status	No
Entity Voluntary Filers	No
Entity Well-known Seasoned Issuer	No
Document Fiscal Year Focus	2012
Document Fiscal Period Focus	Q3

Medora Corp. - (A Development Stage Company) - Balance Sheets (USD $)	Apr. 30, 2012		Jul. 31, 2011
Current Assets
Cash and equivalents	$ 270		$ 45
Total Assets	270		45
Current Liabilities
Accounts Payable	6,017		5,575
Related Party Payable	29,896		2,496
Total Current Liabilities	35,913		8,071
Shareholders' Deficit
Preferred Stock	0	[1]	0	[1]
Common Stock	620	[2]	620	[2]
Additional Paid-in Capital	40,356		40,356
Deficit accumulated during development stage	(76,619)		(49,002)
Total Shareholders' Deficit	(35,643)		(8,026)
Total Liabilities and Shareholders' Deficit	$ 270		$ 45

[1]	$0.00001 par value; 100,000,000 authorized, no shares issued and outstanding at April 30, 2012 and July 31, 2011
[2]	$0.00001 par value; 100,000,000 authorized, 62,054,600 issued and outstanding at April 30, 2012 and July 31, 2011

Medora Corp. - (A Development Stage Company) - Consolidated Statements of Operations (USD $)	3 Months Ended		9 Months Ended		24 Months Ended
	Apr. 30, 2012	Apr. 30, 2011	Apr. 30, 2012	Apr. 30, 2011	Apr. 30, 2012
Revenues	$ 0	$ 0	$ 0	$ 0	$ 0
Consulting fees	1,487	6,200	17,177	15,036	38,774
General and administrative	0	312	64	1,837	3,423
Legal and accounting fees	1,850	3,500	10,250	19,272	31,872
Transfer agent fees	25	2,000	125	2,000	2,550
Total Expenses	3,362	12,012	27,616	38,145	76,619
Net Loss	$ (3,362)	$ (12,012)	$ (27,616)	$ (38,145)	$ (76,619)
Weighted average common shares	62,054,600	62,054,600	62,054,600	61,954,348
Net loss per share - basic and diluted	$ 0	$ 0	$ 0	$ 0

Medora Corp. - (A Development Stage Company) - Consolidated Statements of Cash Flows (USD $)	9 Months Ended		24 Months Ended
	Apr. 30, 2012	Apr. 30, 2011	Apr. 30, 2012
Cash Flows From Operating Activities
Net Loss	$ (27,616)	$ (38,145)	$ (76,619)
Adjustments to reconcile net loss to net cash provided by (used in) operating activities:
Prepaid Expenses	0	5,000	0
Changes in operating assets and liabilities:
Accounts Payable	441	(1,475)	6,017
Related Party Payable	0	2,496	0
Net cash used in operating activities	(27,175)	(32,124)	(70,602)
Cash Flows From Financing Activities
Proceeds from issuance of common stock	0	19,513	47,607
Direct stock issuance costs	0	(6,631)	(6,631)
Related party advances	27,400	0	29,896
Net cash provided by financing activities	27,400	12,882	70,872
Increase (decrease) in Cash and Cash Equivalents	225	(19,242)	270
Cash and Cash Equivalents, Beginning of Period	45	23,259	0
Cash and Cash Equivalents, End of Period	270	4,017	270
Supplemental Disclosure of Cash Flow Information
Cash paid for Interest	0	0	0
Cash paid for Income Taxes	$ 0	$ 0	$ 0

Organization, Consolidation and Presentation of Financial Statements	9 Months Ended
Apr. 30, 2012
Organization, Consolidation and Presentation of Financial Statements:
Organization, Consolidation and Presentation of Financial Statements Disclosure and Significant Accounting Policies

NOTE 1  BASIS OF PRESENTATION

 The accompanying unaudited interim financial statements of Medora Corp. (“Medora” or “Company”), have been prepared in accordance with accounting principles generally accepted in the United States of America and the rules of the Securities and Exchange Commission, and should be read in conjunction with the audited financial statements and notes thereto contained in Medora’s Annual Report for the year ended July 31, 2011 filed with the SEC on Form 10-K.  In the opinion of management, all adjustments, consisting of normal recurring adjustments, necessary for a fair presentation of financial position and the results of operations for the interim periods presented have been reflected herein.  The results of operations for interim periods are not necessarily indicative of the results to be expected for the full year.  Notes to the financial statements which would substantially duplicate the disclosures included in Medora’s fiscal 2011 financial statements have been omitted.

 Use of Estimates

 The preparation of consolidated financial statements in conformity with United States generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting period. The Company regularly evaluates estimates and assumptions related to useful life of long-lived assets and deferred income tax asset valuation allowances. The Company bases its estimates and assumptions on current facts, historical experience and various other factors that it believes to be reasonable under the circumstances, the results of which form the basis for making judgments about the carrying values of assets and liabilities and the accrual of costs and expenses that are not readily apparent from other sources. The actual results experienced by the Company may differ materially and adversely from the Company’s estimates. To the extent there are material differences between the estimates and the actual results, future results of operations will be affected.

 Subsequent Events

 The Company has evaluated subsequent events through the date these financial statements were issued to determine if there were any subsequent events to recognize or disclose in these financial statements.

 Recent Accounting Pronouncements

 The Company has implemented all new accounting pronouncements that are in effect and that may impact its consolidated financial statements and does not believe that there are any other new accounting pronouncements that have been issued that might have a material impact on its financial position or results of operations.

Development Stage Enterprises	9 Months Ended
Apr. 30, 2012
Development Stage Enterprises:
Development Stage Enterprise General Disclosures

NOTE 2  GOING CONCERNThese financial statements have been prepared on a going concern basis, which implies Medora will continue to meet its obligations and continue its operations for the next fiscal year. As of April 30, 2012, the Company has an accumulated deficit of $76,619, limited liquidity and has not completed its efforts to establish a stabilized source of revenues sufficient to cover operating costs for the next twelve month period. The Company’s sole officer and director is unwilling to loan or advance any additional capital to the Company, except for the costs associated with the preparation and filing of reports with the Securities and Exchange Commission. These factors raise substantial doubt regarding the Company’s ability to continue as a going concern. The continuation of Medora as a going concern is dependent upon financial support from its stockholders, the ability of Medora to obtain necessary equity financing to continue operations, and the attainment of profitable operations. Realization value may be substantially different from carrying values as shown and these financial statements do not include any adjustments to the recoverability and classification of recorded asset amounts and classification of liabilities that might be necessary should Medora be unable to continue as a going concern.

Related Party Disclosures	9 Months Ended
Apr. 30, 2012
Related Party Disclosures:
Related Party Transactions Disclosure

NOTE 3  RELATED PARTY TRANSACTIONS

As of April 30, 2012, Medora Corp. has a payable to the Company’s former president, Mr. Craig McKenzie, for $29,896 that was used for payment of expenses on behalf of the Company.  These amounts were loaned to the Company in December 2010, April and August 2011 and January 2012and March of 2012.  The amount is due on demand and has no terms of repayment, is unsecured, and bears no interest.

Equity	9 Months Ended
Apr. 30, 2012
Equity:
Stockholders' Equity Note Disclosure

NOTE 4  STOCKHOLDERS’ EQUITY

 On May 6, 2010, Medora issued 35,000,000 common shares to its president at $0.0002 per share for $7,025 in cash.During July 2010, Medora issued an additional 14,045,933 shares for a total of $21,069 in cash ($19,513, net of direct offering costs).During July 2011, Medora issued an additional 13,008,667 shares for a total of $12,881 in cash, net of $6,631 of direct offering costs.